Property, Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 5,550
IFRS 16 initial implementation					$ 339
Reversal of impairment		(9)	$ 0		(10)
Balance at end of year		5,754	5,550
Depreciated balance at end of year		5,754	5,550
Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		12,017	11,194
Additions in respect of business combinations		125
Additions		642	675
Disposals		(73)	(69)
Exit from consolidation		(33)	(26)
Translation differences		(187)	243
Balance at end of year		12,491	12,017		11,194
Depreciated balance at end of year		12,491	12,017		11,194
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(6,467)	(5,863)
Depreciation		454	461
Reversal of impairment		6
Disposals		62	59
Impairment			(85)
Exit from consolidation		(22)	(10)
Translation differences		(94)	127
Balance at end of year		(6,737)	(6,467)		(5,863)
Depreciated balance at end of year		(6,737)	(6,467)		(5,863)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		389
Balance at end of year		605	389
Depreciated balance at end of year		605	389
Land and buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		880	804
Additions in respect of business combinations		85
Additions		193	63
Disposals		(2)	(7)
Exit from consolidation		(9)	(14)
Translation differences		(40)	34
Balance at end of year		1,107	880		804
Depreciated balance at end of year		1,107	880		804
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(491)	(445)
Depreciation		30	35
Reversal of impairment		0
Disposals		5	6
Impairment			0
Exit from consolidation		(3)	(2)
Translation differences		(11)	19
Balance at end of year		(502)	(491)		(445)
Depreciated balance at end of year		(502)	(491)		(445)
Technical equipment and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		3,119
Balance at end of year		3,254	3,119
Depreciated balance at end of year		3,254	3,119
Technical equipment and machinery [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		7,419	6,865
Additions in respect of business combinations		20
Additions		382	467
Disposals		(44)	(34)
Exit from consolidation		(21)	(5)
Translation differences		(92)	126
Balance at end of year		7,664	7,419		6,865
Depreciated balance at end of year		7,664	7,419		6,865
Technical equipment and machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(4,300)	(3,950)
Depreciation		227	246
Reversal of impairment		(6)
Disposals		34	31
Impairment			58
Exit from consolidation		(19)	(4)
Translation differences		(58)	81
Balance at end of year		(4,410)	(4,300)		(3,950)
Depreciated balance at end of year		(4,410)	(4,300)		(3,950)
Dikes and evaporating ponds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		678
Balance at end of year		668	678
Depreciated balance at end of year		668	678
Dikes and evaporating ponds [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,441	1,392
Additions in respect of business combinations		0
Additions		51	21
Disposals		(1)	0	[1]
Exit from consolidation		0	0	[1]
Translation differences		(26)	28
Balance at end of year		1,465	1,441		1,392
Depreciated balance at end of year		1,465	1,441		1,392
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(763)	(666)
Depreciation		55	47
Reversal of impairment		0
Disposals		0	0
Impairment			27
Exit from consolidation		0	0
Translation differences		(21)	23
Balance at end of year		(797)	(763)		(666)
Depreciated balance at end of year		(797)	(763)		(666)
Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	778
Balance at end of year	[1]	664	778
Depreciated balance at end of year	[1]	664	778
Plants under construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	778	765
Additions in respect of business combinations	[1]	9
Additions	[1]	(99)	(24)
Disposals	[1]	0
Exit from consolidation	[1]	0
Translation differences	[1]	(24)	37
Balance at end of year	[1]	664	778		765
Depreciated balance at end of year	[1]	664	778		765
Plants under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[1]	0	0
Depreciation	[1]	0	0
Reversal of impairment	[1]	0
Disposals	[1]	0	0
Impairment	[1]		0
Exit from consolidation	[1]	0	0
Translation differences	[1]	0	0
Balance at end of year	[1]	0	0		0
Depreciated balance at end of year	[1]	0	0		0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		186
Balance at end of year		192	186
Depreciated balance at end of year		192	186
Other [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,003	945
Additions in respect of business combinations		2
Additions		78	68
Disposals		(6)	(7)
Exit from consolidation		(1)	(6)
Translation differences		(3)	3
Balance at end of year		1,073	1,003		945
Depreciated balance at end of year		1,073	1,003		945
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(817)	(760)
Depreciation		71	66
Reversal of impairment		0
Disposals		4	7
Impairment			0
Exit from consolidation		0	(4)
Translation differences		(3)	2
Balance at end of year		(881)	(817)		(760)
Depreciated balance at end of year		(881)	(817)		(760)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		400
Balance at end of year		371	400
Depreciated balance at end of year		371	400
Right of use assets [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		496	423
Additions in respect of business combinations		9
Additions		37	80
Disposals		(20)	(21)
Exit from consolidation		(2)	(1)
Translation differences		(2)	15
Balance at end of year		518	496		423
Depreciated balance at end of year		518	496		423
Right of use assets [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(96)	(42)
Depreciation		71	67
Reversal of impairment		0
Disposals		19	15
Impairment			0
Exit from consolidation		0	0
Translation differences		(1)	2
Balance at end of year		(147)	(96)		(42)
Depreciated balance at end of year		$ (147)	$ (96)		$ (42)

[1]	The additions are presented net of items for which construction has been completed and accordingly were reclassified to other categories in the “property, plant and equipment” section.